UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact name of registrant as specified in charter)

c/o Bhirud Associates, Inc.

3 Thorndal Circle

Darien, Connecticut 06820

(Address of principal executive offices)

 (Zip code)

SURESH BHIRUD

Bhirud Associates, Inc.

3 Thorndal Circle

Darien, Connecticut 06820

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Apex Mid Cap Growth Fund

CANADIAN SOLAR

Ticker Symbol:CSIQ	Cusip Number:136635109
Record Date: 6/3/2008	Meeting Date: 6/26/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect as directors of the Corporation the six individuals identiied as management's proposed nominees in the accompanying management information circular	For	Issuer	For	With
2	To reappoint Deloitte Touche Tohmatsu CPA, Ltd. as auditors of the Corporation and to authorize the Directors of the Corporation to fix their remuneration	For	Issuer	For	With
3	To consider and, if thought advisable, to aprove a special resolution of shareholders ratifying an amendment to by-law no. 1 of the Corporation permitting the common shares of the Corporation to be issued, held and transferred in uncertified form.	For	Issuer	For	With
4	Vote in the proxyholder's discretion in respect of amendments to the above matters and any other matters that may properly come before the meeting or any adjournment thereof.	For	Issuer	For	With

CAPSTONE TURBINE CORP.

Ticker Symbol:CPST	Cusip Number:14067D102
Record Date: 6/26/2007	Meeting Date: 8/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Eliot G. Protsch, 02-Richard K. Atkinson, 03-John V. Jaggers, 04-Darren R. Jamison, 05-Noam Lotan, 06-Gary D. Simon, 07-Darrell J. Wilk	For	Issuer	For	With

CIENA CORP

Ticker Symbol:CIEN	Cusip Number:171779309
Record Date: 1/28/2008	Meeting Date: 3/26/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Class II Director: Harvey B. Cash	For	Issuer	For	With
1B	Election of Class II Director: Judith M. O'Brien	For	Issuer	For	With
1C	Election of Class II Director: Gary B. Smith	For	Issuer	For	With
2	Approval of the 2008 omnibus incentive plan.	For	Issuer	For	With
3	Approval of an amendment and restatement of Ciena's third restated certificate of incorporation, as amended, to increase the number of authorized shares of common stock from 140 million to 290 million and to make certain other changes.	For	Issuer	For	With
4	Ratification of the appointment of Pricewaterhousecoopers LLP as Ciena's independent registered public accounting firm for the fiscal year ending October 31, 2008.	For	Issuer	For	With

CMGI, INC.

Ticker Symbol:CMGI	Cusip Number:125750109
Record Date: 10/15/2007	Meeting Date: 12/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01-Anthony J. Bay, 02-Virginia G. Breen, 03-Edward E. Lucente	For	Issuer	For	With
2	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the current fiscal year.	For	Issuer	For	With

DIVX, INC.

Ticker Symbol:DIVX	Cusip Number:255413106
Record Date: 4/4/2008	Meeting Date: 6/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees 01-Frank Creer, 02-Kevin C. Hell, 03-J.J.P. Vashisht-Rota	For	Issuer	For	With
2	To ratify the selection by the audit committee of the Company's Board of Directors of Ernst & Young LLP as the Company's independent auditors for the fiscal year ending December 31, 2008.	Against	Issuer	For	Against

E TRADE FINANCIAL CORP.

Ticker Symbol:ETFC	Cusip Number:269246104
Record Date: 3/13/2008	Meeting Date: 5/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Donald H. Layton, 02-Robert Druskin, 03-Frederick W. Kanner, 04-C. Cathleen Raffaeli	For	Issuer	For	With
2	To amend article fourth of the Company's Certificate of Incorporation to increase the number of authorized shares of common stock, $0.01 par value, from 600,000,000 to 1,200,000,000.	For	Issuer	For	With
3	To ratify the selection of Deloitte & Touche LLP as independent public accountants for the Company for fiscal year 2008.	For	Issuer	For	With

FIRST SOLAR, INC.

Ticker Symbol:FSLR	Cusip Number:336433107
Record Date: 4/17/2008	Meeting Date: 5/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Michael J. Ahearn, 02-Craig Kennedy, 03-James F. Nolan, 04-J. Thomas Presby, 05-Bruce Sohn, 06-Paul H Stebbins, 07-Michael Sweeney, 08-Jose H. Villarreal	For	Issuer	For	With
2	Ratification of appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the fiscal year ending December 27, 2008.	For	Issuer	For	With

FUEL CELL ENERGY, INC.

Ticker Symbol:FCEL	Cusip Number:35952H106
Record Date: 2/20/2008	Meeting Date: 4/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for eletion of the following nominees: 01- R. Daniel Brdar, 02 - Christof Von Branconi, 03 - Richard A. Bromley, 04 - Glenn H. Epstein, 05 - James D. Gerson, 06 - Thomas L. Kempner, 07 - William A. Lawson, 08 - George K. Petty, 09 - John A. Rolls, 10 - Togo Dennis West, Jr.	For	Issuer	For	With
2	Ratification of selection of KPMG LLP as independent registered public accounting firm.	For	Issuer	For	With

FUTUREMEDIA PLC

Ticker Symbol:FMDA	Cusip Number:360912307
Record Date: 6/28/2007	Meeting Date: 7/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O1	To receive and adopt the directors' remuneration report and accounts for the year ended April 30, 2006	For	Issuer	For	With
O2A	To re-elect Ms Margot Lebenberg as director	For	Issuer	For	With
O2B	To re-elect Mr Brendan McNutt as director	For	Issuer	For	With
O2C	To re-elect Mr George O'Leary as director	For	Issuer	For	With
O2D	To re-elect Mr Michiel Steel as director	For	Issuer	For	With
O2E	To re-elect Mr Jan VanDamme as director	For	Issuer	For	With
O3	Appointment and remuneration of the independent auditors	For	Issuer	For	With
S4	The subdivision and reclassification of the company's share capital, the alteration of the company's articles of association in relation to the capital subdivision and authority to allot shares and disapply pre-emption rights	For	Issuer	For	With

HANARO TELECOM, INC.

Ticker Symbol:HANAY	Cusip Number:409649308
Record Date: 12/31/2007	Meeting Date: 3/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the financial statements for the year 2007.	For	Issuer	For	With
2	Amendment of the Articles of Incorporation.	For	Issuer	For	With
3A	Appointment of Director and outside Director: Cho, Shin	For	Issuer	For	With
3B	Appointment of Director and Outside Director: Nam, Young Chan	For	Issuer	For	With
3C	Appointment of Director and Outside Director: Oh, Se Hyun	For	Issuer	For	With
3D	Appoinment of Director and Outside Director: Kim, Young Chul	For	Issuer	For	With
3E	Appointment of Director and Outside Director: Yoo, Hyuck	For	Issuer	For	With
3F	Appointment of Director and Outside Director: Yoo, Yong Suk	For	Issuer	For	With
4A	Appointment of Audit Committee member: Cho, Myeong Hyeon	For	Issuer	For	With
4B	Appointment of Audit Committee member: Hong, Dae Hyoung	For	Issuer	For	With
5	Approval of the ceiling amount of compensation for Directors for the year 2008.	For	Issuer	For	With

IMCLONE SYSTEMS INC.

Ticker Symbol:IMCL	Cusip Number:45245W109
Record Date: 7/6/2007	Meeting Date: 8/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Andrew R.J. Bonfield, 02-Alexander J. Denner, 03-Thomas F. Deuel, 04-Jules Haimovitz, 05-Carl C. Icahn, 06-Peter S. Liebert, 07-Richard C. Mulligan, 08-David Sidransky, 09-Charles Woler	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP to serve as the company's independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	Issuer	For	With

MILLENNIUM PHARMACEUTICALS, INC.

Ticker Symbol:MLNM	Cusip Number:599902103
Record Date: 3/25/2008	Meeting Date: 5/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Deborah Dunsire, 02-Robert F. Friel, 03-A. Grant Heidrich, III, 04-Charles J. Homcy, 05-Raju S. Kucherlapati, 06-Jeffrey M. Leiden, 07-Mark J. Levin, 08-Norman C. Selby, 09-Kenneth E. Weg, 10-Anthony H. Wild	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	Issuer	For	With

MONOGRAM BIOSCIENCES, INC.

Ticker Symbol:MGRM	Cusip Number:60975U108
Record Date: 8/3/2007	Meeting Date: 9/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-William Jenkins, M.D., 02-John D Mendlein, JD PHD, 03-William D. Young	For	Issuer	For	With
2	To approve a series of alternative amendments to the company's amended and restated certificate of incorporation, as amended, to effect, at the discretion of the Board of Directors, all as more fully described in the proxy statement.	For	Issuer	For	With
3	To approve the company's 2004 equity incentive plan, as amended, to increase the aggregate number of shares of common stock authorized for issuance under the plan by 5,000,000 shares and, if the company effects a reverse stock split, then by an additional 17,000,000 shares, for an aggregate increase of 22,000,000 shares (as determined on a pre-split basis).	For	Issuer	For	With
4	To ratify the selection by the audit committee of the board of directors of Pricewaterhousecoopers LLP as independent auditors of the company for its fiscal year ending Decemer 31, 2007.	For	Issuer	For	With

NAPSTER INC

Ticker Symbol:NAPS	Cusip Number:630797108
Record Date: 7/26/2007	Meeting Date: 9/20/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Vernon E. Altman, 02-Ross Levinsohn, 03-Wm. Christopher Gorog	For	Issuer	For	With
2	The ratification of appointment of Pricewaterhousecoopers LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2008.	For	Issuer	For	With
3	The stockholder proposal regarding board declassification.	For	Stockholder	Against	Against

NETFLIX, INC.

Ticker Symbol:NFLX	Cusip Number:64110L106
Record Date: 3/26/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Reed Hastings, 02-Jay C. Hoag, 03-A. George (Skip) Battle	For	Issuer	For	With
2	To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the year ending December 31, 2008.	For	Issuer	For	With

PAYCHEX INC.

Ticker Symbol:PAYX	Cusip Number:704326107
Record Date: 8/6/2007	Meeting Date: 10/3/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: B. Thomas Golisano	For	Issuer	For	With
1B	Election of director: David J.S. Flaschen	For	Issuer	For	With
1C	Election of director: Phillip Horsley	For	Issuer	For	With
1D	Election of director: Grant M. Inman	For	Issuer	For	With
1E	Election of director: Pamela A. Joseph	For	Issuer	For	With
1F	Election of director: Jonathan J. Judge	For	Issuer	For	With
1G	Election of director: Joseph M. Tucci	For	Issuer	For	With
1H	Election of director: Joseph M. Velli	For	Issuer	For	With
2	Ratification of the audit committee's selection of Ernst & Young LLP as our independent registered public accounting firm.	For	Issuer	For	With

SIFY LIMITED

Ticker Symbol:SIFY	Cusip Number:82655M107
Record Date: 8/10/2007	Meeting Date: 9/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O1	Approval to adopt the audited balance sheet as of March 31, 2007 and the profit and loss account, the auditors' report and the directors' report for the year ended March 31, 2007.	For	Issuer	For	With
O2	Approval to re-appoint Mr. C B Mouli as a director, as set forth in the company's notice of meeting enclosed herewith.	For	Issuer	For	With
O3	Approval to re-appoint Mr. P S Raju as a director, as set forth in the company's notice of meeting enclosed herewith.	For	Issuer	For	With
O4	Approval to re-appoint M/S BSR & Co., Chartered Accounts for a further period of one year i.e. till the conclusion of the next annual general meeting, and fix their remuneration.	For	Issuer	For	With
O5	Approval to appoint Mr. S R Sukumara as a director, as set forth in the company's notice of meeting.	For	Issuer	For	With
O6	Approval to appoint Mr. Ananda Raju Vegesna as a director, as set forth in the company's notice of meeting.	For	Issuer	For	With
S7	Approval to appoint Mr. Ananda Raju Vegesna as an executive director, as set forth in the company's notice of meeting.	For	Issuer	For	With
S8	Approval of change of name of the company, as set forth in the company's notice of meeting.	For	Issuer	For	With
S9	Approval of the amendment to the Articles of Association, as set forth in the company's notice of meeting enclosed herewith.	For	Issuer	For	With
S10	Approval of reduction of securities premium account, as set forth in the company's notice of meeting enclosed herewith.	For	Issuer	For	With
S11	Approval of the allocation of shares under associate stock option plan 2007, as set forth in the company's notice of meeting enclosed herewith.	For	Issuer	For	With

SIFY TECHNOLOGIES LTD.

Ticker Symbol:SIFY	Cusip Number:82655M107
Record Date: 2/15/2008	Meeting Date: 3/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
S1	Approval of the enhancement of authorized share capital.	For	Issuer	For	With
S2	Approval of the Amendment of Capital clause of the Memorandum of Association, as set forth in the Company's notice of extraordinary general meeting enclosed herewith.	For	Issuer	For	With
S3	Approval of the Amendment of Object clause of the Memorandum of Association, as set forth in the Company's notice of extraordinary general meeting enclosed herewith.	For	Issuer	For	With
S4	Approval of the amendment to Articles of Association.	For	Issuer	For	With
S5	Approval of the commencement of new business, as set forth in the Company's notice of extraordinary general meeting enclosed herewith.	For	Issuer	For	With
S6	Approval of further issue of shares under Section 81(1A) of the Companies Act, 1956.	For	Issuer	For	With
S7	Approval of allocation of additional shares under ASOP 2007.	For	Issuer	For	With
SE1	Approval of the scheme of amalgamation for the merger of SIFY Communications Limited, a subsidiary company, with SIFY Technologies Limited and their respective shareholders.	For	Issuer	For	With

SOHU COM, INC.

Ticker Symbol:SOHU	Cusip Number:83408W103
Record Date: 4/11/2008	Meeting Date: 5/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Edward B. Roberts, 02-Zhonghan Deng	For	Issuer	For	With
2	To ratify the appointment of Pricewaterhousecoopers Zhong Tian CPAs Limited Company as our independent auditors for the fiscal year ending December 31, 2008.	For	Issuer	For	With
3	To consider and act upon all other matters which may properly come before the annual meeting or any adjournment or postponement thereof.	For	Issuer	For	With

TASER INTERNATIONAL, INC.

Ticker Symbol:TASR	Cusip Number:87651B104
Record Date: 4/11/2008	Meeting Date: 5/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees 01-Patrick W. Smith, 02-Mark W. Kroll, 03-Judy Martz	Against	Issuer	For	Against
2	To ratify appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for 2008.	Against	Issuer	For	Against

TELLABS, INC.

Ticker Symbol:TLAB	Cusip Number:879664100
Record Date: 2/25/2008	Meeting Date: 4/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Frank Ianna	For	Issuer	For	With
1B	Election of Director: Stephanie Pace Marshall	For	Issuer	For	With
1C	Election of Director: William F. Souders	For	Issuer	For	With
2	Approval of the Tellabs, Inc. amended and restated 2004 incentive compensation plan.	For	Issuer	For	With
3	Ratification of Ernst & Young LLP as the Company's independent auditors for 2008.	For	Issuer	For	With

TIVO INC.

Ticker Symbol:TIVO	Cusip Number:888706108
Record Date: 6/4/2007	Meeting Date: 8/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Charles B. Fruit, 02-Jeffrey T. Hinson, 03-David M. Zaslav	Abstained	Issuer	For	N/A
2	To ratify the selection of KPMG LLP as the company's independent auditors for the fiscal year ending January 31, 2008.	For	Issuer	For	With
3	To approve an amendment to the company's amended & restated certificate of incorporation to increase the number of shares authorized to be issued under the certificate of incorporation by 125,000,000 shares.	For	Issuer	For	With

VERIGY LTD.

Ticker Symbol:VRGY	Cusip Number:Y93691106
Record Date: 2/19/2008	Meeting Date: 4/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To re-elect Mr. C. Scott Gibson as a class I Director.	For	Issuer	For	With
2	To re-elect Mr. Eric Meurice as a class I director.	For	Issuer	For	With
3	To re-elect Dr. Claudine Simson as a class I director.	Abstained	Issuer	For	N/A
4	To re-elect Mr. Edward Grady as a class II director.	For	Issuer	For	With
5	To re-elect Mr. Steven Berglund as a class III director.	For	Issuer	For	With
6	To approve the re-appointment of Pricewaterhousecoopers as auditor for the fiscal year ending October 31, 2008.	For	Issuer	For	With
7	To approve the pro rata payment for services.	For	Issuer	For	With
8	To approve and authorize: (I) Cash compensation to current non-employee directors; (II) pro rated cash compensation to any new non-employee directors; and (III) additional cash compensation for the lead independent director.	For	Issuer	For	With
9	To approve and authorize cash compensation to Mr. C. Scott Gibson for his services.	For	Issuer	For	With
10	To approve the amendments to the Verigy 2006 Equity Incentive Plan.	For	Issuer	For	With
11	To approve the authorization for the Board of Directors to allot and issue ordinary shares.	For	Issuer	For	With
12	To approve the share purchase mandate authorizing our purchase or acquisition of our issued ordinary shares.	For	Issuer	For	With

VIVUS INC

Ticker Symbol:VVUS	Cusip Number:928551100
Record Date: 5/2/2008	Meeting Date: 6/13/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Vote for election of the following nominees. 01-Virgil A. Place, 02-Leland F. Wilson, 03-Mark B. Logan, 04-Charles J. Casamento, 05-L.M.D. Shortliffe, M.D., 06-Graham Strachan	For	Issuer	For	With
2	Ratification of appointment of Odenberg, Ullakko, Muranishi & Co. LLP as independent public auditors of the Company for the fiscal year ending December 31, 2008.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BHIRUD FUNDS INC.

By /s/Suresh L. Bhirud

* Suresh L. Bhirud

President and Treasurer

Date: July 15, 2008

*Print the name and title of each signing officer under his or her signature.